Loans Receivable Due From Factoring Customers (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of loans receivable
	December 31, 2019	December 31, 2018
Loans receivable	$-	$64,702,803
Less: allowance for doubtful accounts	-	-
	$-	$64,702,803